Advance to Suppliers, Net - Schedule of Balance of Advance to Suppliers, Net (Details) - Previously Reported [Member]	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 12,958,346		¥ 29,454,448
Less: allowance of credit losses	(4,871,715)		(5,216,045)
Total advance to suppliers, net	8,086,631	$ 1,112,757	24,238,403
2024 Harbin Longevity Forest Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	4,230,000
2023 Online Promotion [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross			20,857,233
2021 Baoding Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	3,870,439		3,870,439
2024 Golden Show Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	2,676,000
2022 Kunming Plateau Half Horse [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	560,506		560,506
2023 Wanfenglin Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	532,011
2022 Guizhou Ring Leigong Mountain Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	440,770		785,100
2023 Pony Fun Exercise Class [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	128,277		2,000,000
2023 Beautiful Creation Camp [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	42,242		1,179,245
2022 Pony Fun Sports Class Season 2 [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross			117,736
2022 SCO Kunming Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross			38,575
Other Classes of Advances [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 478,101		¥ 45,614